Going Concern (Details) - USD ($)										6 Months Ended
		Aug. 13, 2024	Jul. 30, 2024	Jul. 25, 2024	Jul. 03, 2024	May 07, 2024	May 02, 2024	Mar. 07, 2024	Apr. 15, 2022	Jun. 30, 2024	Jul. 19, 2024	Jul. 16, 2024	Dec. 31, 2023	Jul. 11, 2023	Jun. 14, 2023	Dec. 31, 2022
Going Concern [Line Items]
Bank deposits										$ 31,000,000,000			$ 200,000			$ 800,000
Working capital deficit										$ 13,000,000			$ 7,400,000			$ 3,300,000
Convertible note investment														$ 125,000
Deposited					$ 410,000
Original issue discount												$ 27,500
Exercise price per share (in Dollars per share)										$ 9.2
Other fees			$ 212,400				$ 42,500
Commitment underwritten public offering (in Shares)						150,000
Common stock, par value (in Dollars per share)	[1]									$ 0.0001			$ 0.0001			$ 0.0001
Gross proceeds				$ 1,200,000
Principal amount		$ 181,700													$ 3,700,000
Original issue discount		23,700
Closing expenses		8,000								$ 660,000
July 2024 Warrant [Member]
Going Concern [Line Items]
Warrant to purchase (in Shares)												217,500
July 2024 Warrant Shares [Member]
Going Concern [Line Items]
Exercise price per share (in Dollars per share)												$ 0.87
Warrant [Member]
Going Concern [Line Items]
Exercise price per share (in Dollars per share)				$ 0.24						$ 0.01
Nature's Miracle Holding Inc [Member]
Going Concern [Line Items]
Convertible note investment								$ 1,405,000
Interest rate								10.00%
Purchase Agreement [Member]
Going Concern [Line Items]
Monthly installments		20,350
Purchase Commitment [Member]
Going Concern [Line Items]
Issued shares (in Shares)											180,000
Diagonal Lending LLC [Member]
Going Concern [Line Items]
Aggregate financing		1,000,000
Subsequent Event [Member]
Going Concern [Line Items]
Convertible note investment					$ 410,000
Interest rate					12.00%
Accumulated interest (in Dollars per share)					$ 0.442
Monthly installments		$ 20,350
EF Hutton LLC [Member]
Going Concern [Line Items]
Commitment underwritten public offering (in Shares)				5,000,000
Common Stock [Member]
Going Concern [Line Items]
Commitment underwritten public offering (in Shares)									6,904,468
Common stock, par value (in Dollars per share)				$ 0.0001						$ 0.0001
Private Placement [Member]
Going Concern [Line Items]
Convertible note												$ 180,000

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024